Inventories	9 Months Ended
May 31, 2026
Inventories
Inventories

7. Inventories

	As at	As at
	May 31,	August 31,
	2026	2025
	$	$
Raw materials	4,757,866	6,037,481
Work-in-process	603,767	1,570,095
Finished goods	15,370,498	29,264,071
	20,732,131	36,871,647

For the three-month and nine-month periods ended May 31, 2026, inventories recognized as an expense amounted to $15,182,924 and $36,811,445 respectively [May 31, 2025 – $185,498 and $402,831 respectively].

For the three-month and nine-month periods ended May 31, 2026, cost of sales includes depreciation of $7,158 and $22,937 respectively [May 31, 2025 – $8,731 and $28,090 respectively].

As at May 31, 2026, prepaid expenses included deposits to suppliers for future inventory purchases of $2,781,183 [August 31, 2025 – $2,693,822].

As at February 28, 2026, included in deposits to suppliers was $1,352,574 related to advance payments made to a battery supplier. The Company was involved in a dispute with this supplier relating primarily to delivery timing and certain contractual matters. On May 20, 2026, the supplier entered liquidation proceedings in France. As a result of these proceedings, management reassessed the recoverability of the related deposits. Of the total deposits outstanding, $259,649 related to 11 battery units that had been manufactured prior to the commencement of the liquidation proceedings and were in transit to the Company as at May 31, 2026. Management expects these batteries to be received and therefore concluded that this portion of the deposits remains recoverable. Based on the supplier’s financial condition, the commencement of the liquidation process, and the uncertainty regarding the recovery of the remaining advances, management concluded that the balance of the deposits was no longer recoverable. Accordingly, the Company recognized an impairment charge of $1,092,925 during the three-month and nine-month periods ended May 31, 2026, which has been recorded as office and general expense in the consolidated statement of comprehensive loss. The Company continues to monitor the liquidation proceedings and intends to pursue all available legal remedies to maximize the recovery of amounts advanced. However, given the uncertainty surrounding the liquidation process and the timing and amount of any potential distributions to creditors, no recovery has been recognized as at May 31, 2026. Any future recoveries, if realized, will be recognized in the period in which they become realizable.